Capital Structure, Common Stock (Details) - USD ($) $ in Thousands		5 Months Ended
	Apr. 10, 2017	Jun. 27, 2017	Feb. 03, 2017
Common Stock [Abstract]
Issuance of common stock (in shares)	125,000	2,782,136
Net proceeds from issuance of common stock		$ 2,597
Stock issuance costs		$ 86
Maximum [Member]
Common Stock [Abstract]
Common stock that can be sold			$ 20,000